Investments (details) - Changes in Net Unrealized Investment Gains (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in net unrealized investment gains [Roll Forward]
Changes in net unrealized investment gains	$ (2,196)	$ 336	$ 1,177
Income tax expense (benefit)	(770)	105	427
Change in net unrealized gain on investment securities, net of tax	(1,426)	231	750
Accumulated other comprehensive income, net of tax, balance, beginning of year	2,236	2,005	1,255
Accumulated other comprehensive income, net of tax, balance, end of year	810	2,236	2,005
Changes in Net Unrealized Gains on Investment Securities [Member]
Changes in net unrealized investment gains [Roll Forward]
Changes in net unrealized investment gains	(2,731)	362	1,572
Income tax expense (benefit)	(950)	130	560
Change in net unrealized gain on investment securities, net of tax	(1,781)	232	1,012
Accumulated other comprehensive income, net of tax, balance, beginning of year	3,103	2,871	1,859
Accumulated other comprehensive income, net of tax, balance, end of year	1,322	3,103	2,871
Changes in Net Unrealized Gains on Investment Securities [Member] | Fixed maturities [Member]
Changes in net unrealized investment gains [Roll Forward]
Changes in net unrealized investment gains	(2,804)	326	1,588
Changes in Net Unrealized Gains on Investment Securities [Member] | Equity securities [Member]
Changes in net unrealized investment gains [Roll Forward]
Changes in net unrealized investment gains	74	38	(2)
Changes in Net Unrealized Gains on Investment Securities [Member] | Other investments [Member]
Changes in net unrealized investment gains [Roll Forward]
Changes in net unrealized investment gains	$ (1)	$ (2)	$ (14)